Advances from the Federal Home Loan Bank of New York (Tables)	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
Contractual maturities of advances from the FHLB NY

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2012 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

Years Ended December 31,	Amount
2013	$299
2014	—
2015	—
2016	—
2017	—
Thereafter	61,116

Total	$61,415